Note 4 - Securities Available for Sale	12 Months Ended
Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]

NOTE 4 Securities Available for Sale

A summary of securities available for sale at December 31, 2015 and 2014 is as follows:

(Dollars in thousands)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
December 31, 2015
Mortgage-backed securities:
Federal Home Loan Mortgage Corporation (FHLMC)	$728	31	0	759
Federal National Mortgage Association (FNMA)	725	22	0	747
Collateralized mortgage obligations:
FHLMC	742	2	(1)	743
Other	42	0	(8)	34
	2,237	55	(9)	2,283
Other marketable securities:
U.S. Government agency obligations	105,003	68	(129)	104,942
Municipal obligations	3,991	18	(7)	4,002
Corporate obligations	340	0	(6)	334
Corporate preferred stock	700	0	(350)	350
Corporate equity	58	5	0	63
	110,092	91	(492)	109,691
	$112,329	146	(501)	111,974
December 31, 2014
Mortgage-backed securities:
FHLMC	$1,418	90	0	1,508
FNMA	1,337	64	0	1,401
	2,755	154	0	2,909
Other marketable securities:
U.S. Government agency obligations	135,014	31	(601)	134,444
Corporate preferred stock	700	0	(280)	420
Corporate equity	58	3	0	61
	135,772	34	(881)	134,925
	$138,527	188	(881)	137,834

In 2015, the Company sold $11.0 million of available for sale securities and recognized a gain of $6,000 on the sales. The Company did not sell any available for sale securities and did not recognize any gains or losses on investments in 2014 or 2013.

The following table presents the amortized cost and estimated fair value of securities available for sale at December 31, 2015, based upon contractual maturity adjusted for scheduled repayments of principal and projected prepayments of principal based upon current economic conditions and interest rates. Actual maturities may differ from the maturities in the following table because obligors may have the right to call or prepay obligations with or without call or prepayment penalties:

(Dollars in thousands)	Amortized Cost	Fair Value
Due one year or less	$6,989	7,012
Due after one year through five years	103,190	103,162
Due after five years through ten years	1,333	1,329
Due after ten years	759	408
No stated maturity	58	63
Total	$112,329	111,974

The allocation of mortgage-backed securities in the table above is based upon the anticipated future cash flow of the securities using estimated mortgage prepayment speeds.

The following table shows the gross unrealized losses and fair values for the securities available for sale portfolio aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2015 and 2014:

	Less Than Twelve Months			Twelve Months or More			Total
(Dollars in thousands)	# of Investments	Fair Value	Unrealized Losses	# of Investments	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
December 31, 2015
Collateralized mortgage obligations:
FNMA	1	$346	(1)	0	$0	0	$346	(1)
Other	2	34	(8)	0	0	0	34	(8)
Other marketable securities:
U.S. Government agency obligations	9	44,878	(129)	0	0	0	44,878	(129)
Municipal obligations	12	2,010	(7)	0	0	0	2,010	(7)
Corporate obligations	1	334	(6)	0	0	0	334	(6)
Corporate preferred stock	0	0	0	1	350	(350)	350	(350)
Total temporarily impaired securities	25	$47,602	(151)	1	$350	(350)	$47,952	(501)

December 31, 2014
Other marketable securities:
U.S. Government agency obligations	22	$104,453	(551)	1	$4,970	(50)	$109,423	(601)
Corporate preferred stock	0	0	0	1	420	(280)	420	(280)
Total temporarily impaired securities	22	$104,453	(551)	2	$5,390	(330)	$109,843	(881)

We review our investment portfolio on a quarterly basis for indications of impairment. This review includes analyzing the length of time and the extent to which the fair value has been lower than the cost, the market liquidity for the investment, the financial condition and near-term prospects of the issuer, including any specific events which may influence the operations of the issuer, and our intent and ability to hold the investment for a period of time sufficient to recover the temporary loss.  The unrealized losses on U.S. Government agency obligations are the result of changes in interest rates. The unrealized losses reported for the corporate preferred stock at December 31, 2015 relates to a single trust preferred security that was issued by the holding company of a small community bank. Typical of most trust preferred issuances, the issuer has the ability to defer interest payments for up to five years with interest payable on the deferred balance. In September 2014, the issuer paid all deferred interest that was due and all payments were current as of September 30, 2014. Since January 2015, the issuer has deferred its scheduled interest payments as allowed by the terms of the security agreement. The issuer’s subsidiary bank has incurred operating losses over the past several years due to increased provisions for loan losses but still met the regulatory requirements to be considered “well capitalized” based on its most recent regulatory filing. Based on a review of the issuer, it was determined that the trust preferred security was not other-than-temporarily impaired at December 31, 2015. The Company does not intend to sell the preferred stock and has the intent and ability to hold it for a period of time sufficient to recover the temporary loss. Management believes that the Company will receive all principal and interest payments contractually due on the security and that the decrease in the market value is primarily due to a lack of liquidity in the market for trust preferred securities. Management will continue to monitor the credit risk of the issuer and may be required to recognize other-than-temporary impairment charges on this security in future periods.